Redeemable Convertible Preferred Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Temporary Equity [Abstract]
Summary of Redeemable Convertible Preferred Stock
As of December 31, 2020, the Company’s redeemable convertible preferred stock consisted of the following balances.

	Issue price per share	Shares authorized	Shares issued and outstanding	Carrying value	Aggregate liquidation preference
Series Seed	$1.01	1,010,456	1,010,456	$1,789	$1,020
Series Seed-1	1.92	1,787,640	1,787,640	3,718	3,430
Series A	2.15	6,120,111	6,120,111	12,851	13,136
Series B	4.29	5,097,566	5,097,566	21,737	21,882
Series C	0.59	168,756,599	168,756,599	99,481	99,870

Total		182,772,372	182,772,372	$139,576	$139,338

As of December 31, 2020, the Company’s redeemable convertible preferred stock consisted of the following balances (in thousands, except share amounts).

	Issue price	Shares authorized	Shares issued and outstanding	Carrying value	Aggregate liquidation preference
Series Seed	$1.01	1,010,456	1,010,456	$1,789	$1,020
Series Seed-1	1.92	1,787,640	1,787,640	3,718	3,430
Series A	2.15	6,120,111	6,120,111	12,851	13,136
Series B	4.29	5,097,566	5,097,566	21,737	21,882
Series C	0.59	168,756,599	168,756,599	99,481	99,870

Total		182,772,372	182,772,372	$139,576	$139,338